Amounts in Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Increase in amounts due to the Group's subsidiaries	$ 18,106,533	¥ 125,713,660	¥ 161,666,257	¥ 169,322,299